Consolidated Statement of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock	Legal reserve	Reserve for repurchase of shares	Other comprehensive income	Retained earnings	Non-controlling interest	Total
Balances at January 1 at Dec. 31, 2019	$ 7,767,276	$ 1,616,533	$ 11,554,572	$ (218,788)	$ 10,438,563	$ 7,613,021	$ 38,771,177
Comprehensive income:
Net profit for the year					1,972,319	154,218	2,126,537
Effect of foreign currency translation in subsidiaries				540,655		259,983	800,638
Remeasurement of labor obligations					(5,146)		(5,146)
Total comprehensive income for the year				540,655	1,967,173	414,201	2,922,029
Transfers to legal reserve		274,126			(274,126)
Balance at December 31 at Dec. 31, 2020	7,767,276	1,890,659	11,554,572	321,867	12,131,610	8,027,222	41,693,206
Comprehensive income:
Net profit for the year					5,983,747	413,781	6,397,528
Effect of foreign currency translation in subsidiaries				(8,285)		152,502	144,217
Remeasurement of labor obligations					(1,895)		(1,895)
Total comprehensive income for the year				(8,285)	5,981,852	566,283	6,539,850
Transfers to legal reserve		98,876			(98,876)
Dividends paid					(2,463,000)		(2,463,000)
Balance at December 31 at Dec. 31, 2021	7,767,276	1,989,535	11,554,572	313,582	15,551,586	8,593,505	45,770,056
Comprehensive income:
Net profit for the year					9,986,548	659,376	10,645,924
Effect of foreign currency translation in subsidiaries				(1,031,492)		(736,470)	(1,767,962)
Remeasurement of labor obligations					(1,833)		(1,833)
Total comprehensive income for the year				(1,031,492)	9,984,715	(77,094)	8,876,129
Transfers to legal reserve		295,857			(295,857)
Aerostars Capital reimbursement, non-controlling interest						(845,245)	(845,245)
Aerostar dividend paid, non-controlling interest						(276,333)	(276,333)
Dividends paid					(4,509,000)		(4,509,000)
Balance at December 31 at Dec. 31, 2022	$ 7,767,276	$ 2,285,392	$ 11,554,572	$ (717,910)	$ 20,731,444	$ 7,394,833	$ 49,015,607